Description of Business, Organization, and Basis of Presentation (Details) - Schedule of Assets and Liabilities of the Consolidated VIEs - Variable Interest Entities [Member] - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Cash, cash equivalents and restricted cash	¥ 1,510,686,015	¥ 1,265,876,948
Net loans principal, interest and financing service fees receivables	8,415,130,321	8,181,420,091
Loans held-for-sale	1,296,708,106	1,122,309,299
Investment securities	21,545,271	205,711,749
Deferred tax assets	384,801
Other assets	896,921,865	873,978,254
Total assets	12,141,376,379	11,649,296,341
Interest-bearing borrowings	8,231,826,368	7,727,559,337
Income taxes payable	1,030,049	902,734
Deferred tax liabilities		15,863
Other liabilities	232,896,540	144,368,848
Total liabilities	¥ 8,465,752,957	¥ 7,872,846,782